Investments in associates and joint venture (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures
(a)	This caption is made up as follows:

	Share in equity
	2021	2020	2021	2020
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,305,377	1,209,126
Compañía Minera Coimolache S.A.	40.10	40.10	101,683	104,833
Tinka Resources Ltd.	19.30	19.30	11,573	12,862
Minera Yanacocha S.R.L.	43.65	43.65	—	157,835
			1,418,633	1,484,656
Joint venture (d)			2,497	2,254
Other minor investments			1,165	1,865
			1,422,295	1,488,775

Schedule of net share in profit (loss) of investments
(b)	The table below presents the net share in profit (loss) of investments:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	233,342	53,767	76,451
Compañía Minera Coimolache S.A.	8,170	10,055	12,883
Tinka Resources Ltd.	(1,098)	(868)	—
	240,414	62,954	89,334
Joint venture	36	(252)	(44)
	240,450	62,702	89,290

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	19,898	16,723
Non-current assets	87,634	94,505
Current liabilities	(14,403)	(10,598)
Non-current liabilities	(72,444)	(80,595)
Equity	20,685	20,035

Adjustments to conform to the Group accounting policies	10,528	9,640

Equity, adjusted	31,213	29,675

Group’s share in results	2,497	2,374

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Revenue	22,937	18,560	22,327

Net loss from continuing operations	191	(2,554)	(1,029)
Adjustments to conform to the Group accounting policies	259	(596)	479
	450	(3,150)	(550)
Group interests	36	(252)	(44)

Schedule of statements of profit or loss

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:
Sales of goods	529,817	620,162	739,302

Other comprehensive income (loss)	(643)	(123)	1,246

Net loss	(967,682)	(165,449)	(95,257)

Share in results	(422,394)	(72,219)	(41,580)

Summary of changes in investments in associates and joint venture

	2021	2020
	US$(000)	US$(000)

As of January 1,	1,488,775	1,488,247
Reclassification of share of the year in losses of Yanacocha to discontinued operations, note 1(e)	(422,394)	(72,219)
Reclassification to held for sale of the investment in Yanacocha	264,838	—
Net share in profit of associates and joint venture	240,450	62,702
Dividends declared and collected by associates	(148,411)	(3,649)
Equity reduction of minor investments	(580)	(119)
Unrealized results on investments	(335)	264
Translation adjustments and other	(48)	96
Acquisition of Tinka Resources Ltd.	—	13,453
As of December 31,	1,422,295	1,488,775

Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

Key financial data -

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	931,506	1,099,590
Non-current assets	1,175,631	1,213,848
Current liabilities	(310,040)	(282,986)
Non-current liabilities	(2,441,036)	(1,706,066)

Equity	(643,939)	324,386

Group's interest	(281,079)	141,594
Goodwill	16,241	16,241
	(264,838)	157,835

Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	4,199,448	2,538,593	2,890,066

Net Income from continued operations	1,191,474	274,544	390,377

Group’s share in results	233,342	53,767	76,451

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	2,157,182	1,754,888
Non-current assets	5,967,382	6,012,571
Current liabilities	(1,252,095)	(450,680)
Non-current liabilities	(745,463)	(1,681,451)

Equity	6,127,006	5,635,328

Group’s interest	1,197,614	1,101,363
Goodwill	107,763	107,763

	1,305,377	1,209,126

Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	215,481	203,163	241,173

Net income from continued operations	22,562	22,786	28,459
Adjustments to conform to the accounting policies	2,083	2,293	3,674

Net income, adjusted	24,862	25,079	32,133

Group’s share in results	8,170	10,055	12,883

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	216,581	205,893
Non-current assets	184,635	213,073
Current liabilities	(36,521)	(45,589)
Non-current liabilities	(106,129)	(104,873)

Equity	258,566	268,504

Adjustments to conform to the accounting policies of the Group	(4,954)	(7,037)

Equity, adjusted	253,612	261,467

Group’s interest	101,683	104,833

Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Tinka under IFRS:

	2021	2020
	US$(000)	US$(000)
Statements of financial position as of November 30:
Current assets	8,667	14,075
Non-current assets	50,461	50,464
Current liabilities	(211)	(876)

Equity	58,917	63,663

Adjustments to conform to the accounting policies of the Group	1,042	2,982

Equity, adjusted	59,959	66,645

Group’s interest	11,573	12,862

Schedule of statements of profit or loss

	2021	2020
	US$(000)	US$(000)
Statements of profit or loss for the years ended November 30:
Sales of goods	—	—

Net loss from continued operations	(1,109)	(2,311)
Adjustments to conform to the Group accounting policies	(4,583)	(2,189)

Net loss, adjusted	(5,692)	(4,500)

Group's share in results	(1,098)	(868)